Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2025 USD ($)
Accounts Receivable [Line Items]
Allowance for doubtful accounts	¥ (3,903)	$ (545)	¥ (531)	¥ 5,264	$ 721	¥ 1,196	¥ 9,801	$ 9,801
Allowance for expected credit losses	¥ 6									$ 1
Third-party customers [Member]
Accounts Receivable [Line Items]
Allowance for doubtful accounts				¥ 1,601		¥ 37